Exhibit 1

245 Park Avenue Trust 2017-245P
Commercial Mortgage Pass-Through Certificates, Series 2017-245P

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Barclays Bank PLC

Barclays Capital Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Société Générale

SG Americas Securities, LLC

8 May 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Natixis Real Estate Capital LLC Natixis Securities Americas LLC 1251 Avenue of the Americas New York, New York 10020	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re: 245 Park Avenue Trust 2017-245P Commercial Mortgage Pass-Through Certificates, Series 2017-245P (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the 245 Park Avenue Trust 2017-245P securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 May 2017

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in 245 Park Avenue Trust 2017-245P (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of 10 promissory notes (collectively, the “Trust Notes”) issued by 245 Park Avenue Property LLC (the “Borrower”), a Delaware limited liability company, collectively evidencing a fixed rate, interest-only loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and 14 other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
d.	Certain Trust Notes are subordinate to certain Companion Notes in right of payment,
e.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the Borrower’s fee simple interest in an office building located at 245 Park Avenue, New York, New York (the “Property”) and
f.	The Mortgage Loan has three related fixed rate mezzanine loans (the “Mezzanine A Loan,” “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of 5 May 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	With respect to the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Amortization Term”),
b.	Use the “Loan Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
c.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balance at Maturity”),
d.	Use the “Original Mezzanine Loan A Balance” of the Mezzanine A Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine Loan A Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine A Loan as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine Loan A Maturity Balance”),
e.	Use the “Original Mezzanine Loan B Balance” of the Mezzanine B Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine Loan B Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine B Loan as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine Loan B Maturity Balance”) and
f.	Use the “Original Mezzanine Loan C Balance” of the Mezzanine C Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine C Loan as of the Reference Date (the “Mezzanine Loan C Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine C Loan as of the “Maturity Date” of the Mezzanine C Loan (the “Mezzanine Loan C Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Original Balance,
b.	Original Mezzanine Loan A Balance,
c.	Original Mezzanine Loan B Balance,
d.	Original Mezzanine Loan C Balance,
e.	Cut-off Date Balance,
f.	Mezzanine Loan A Cut-off Date Balance,
g.	Mezzanine Loan B Cut-off Date Balance,
h.	Mezzanine Loan C Cut-off Date Balance,
i.	Balance at Maturity,
j.	Mezzanine Loan A Maturity Balance,
k.	Mezzanine Loan B Maturity Balance and
l.	Mezzanine Loan C Maturity Balance

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Maturity Balance

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balance,
b.	Original Mezzanine Loan A Balance,
c.	Original Mezzanine Loan B Balance,
d.	Original Mezzanine Loan C Balance,
e.	Mortgage Loan Interest Rate,
f.	Mezzanine Loan A Interest Rate,
g.	Mezzanine Loan B Interest Rate and
h.	Mezzanine Loan C Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10.	Using the:

a.       Original Balance,

b.	Mortgage Loan Interest Rate,
c.	Total Debt Original Balance,
d.	Total Debt Interest Rate and
e.	Accrual Basis

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 10., we recalculated the:

i.	Monthly Mortgage Loan Debt Service,
ii.	Annual Mortgage Loan Debt Service,
iii.	Monthly Total Debt Service and
iv.	Annual Total Debt Service

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

11.	Using the:
a.	Cut-off Date Balance,
b.	Balance at Maturity,
c.	Annual Mortgage Loan Debt Service,
d.	TTM NOI (T12 Ending 3/31/2017),
e.	UW Financials NOI,
f.	UW Financials Net Cash Flow,
g.	Appraisal Value and
h.	Remeasured Net Rentable Area

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan UW NOI DSCR,
iii.	Mortgage Loan UW NCF DSCR,
iv.	Mortgage Loan TTM NOI Debt Yield,
v.	Mortgage Loan UW NOI DY,
vi.	Mortgage Loan UW NCF DY,
vii.	Mortgage Loan LTV Cut-off Date Value,
viii.	Mortgage Loan LTV Balloon Value and
ix.	Mortgage Bal Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Mortgage Loan TTM NOI DSCR,“ “Mortgage Loan UW NOI DSCR,” “Mortgage Loan UW NCF DSCR” and “Mortgage Bal Per SF” to two decimal places and
b.	Round the “Mortgage Loan TTM NOI Debt Yield,” “Mortgage Loan UW NOI DY,” “Mortgage Loan UW NCF DY,” “Mortgage Loan LTV Cut-off Date Value” and “Mortgage Loan LTV Balloon Value” to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

12.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Maturity Balance,
c.	Annual Total Debt Service,
d.	TTM NOI (T12 Ending 3/31/2017),
e.	UW Financials NOI,
f.	UW Financials Net Cash Flow,
g.	Appraisal Value and
h.	Remeasured Net Rentable Area

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt UW NOI DSCR,
iii.	Total Debt UW NCF DSCR,
iv.	Total Debt TTM NOI Debt Yield,
v.	Total Debt UW NOI DY,
vi.	Total Debt UW NCF DY,
vii.	Total Debt LTV Cut-off Date Value,
viii.	Total Debt LTV Balloon Value and
ix.	Total Debt Balance PSF

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt UW NOI DSCR,” “Total Debt UW NCF DSCR” and “Total Debt Balance PSF” to two decimal places and
b.	Round the “Total Debt TTM NOI Debt Yield,” “Total Debt UW NOI DY,” “Total Debt UW NCF DY,” “Total Debt LTV Cut-off Date Value” and “Total Debt LTV Balloon Value” to the nearest 1/10th of one percent.

13.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Remeasured Net Rentable Area

of the Property, as applicable, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

14.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Total Admin Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	5 May 2017

Promissory Notes	5 May 2017

Mezzanine A Loan Agreement	5 May 2017

Mezzanine B Loan Agreement	5 May 2017

Mezzanine C Loan Agreement	5 May 2017

Cash Management Agreement	5 May 2017

Settlement Statement	5 May 2017

Guaranty Agreement	5 May 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	3 May 2017

Engineering Report	20 April 2017

Environmental Phase I Report	19 April 2017

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	28 February 2017

Lease Agreements	Various

Lease Abstracts	Various

Property Management Agreement	5 May 2017

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Property Sub-Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Condo Structure	Loan Agreement and Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Remeasured Net Rentable Area	Appraisal Report and Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll and Lease Agreements
SF1	Underwritten Rent Roll, Lease Agreements and Appraisal Report
Tenant Lease Maturity Date 1	Underwritten Rent Roll and Lease Agreements
Tenant Name 2	Underwritten Rent Roll and Lease Agreements
SF2	Underwritten Rent Roll, Lease Agreements and Appraisal Report
Tenant Lease Maturity Date 2	Underwritten Rent Roll and Lease Agreements
Tenant Name 3	Underwritten Rent Roll and Lease Agreements
SF3	Underwritten Rent Roll, Lease Agreements and Appraisal Report
Tenant Lease Maturity Date 3	Underwritten Rent Roll and Lease Agreements
Tenant Name 4	Underwritten Rent Roll and Lease Agreements
SF4	Underwritten Rent Roll, Lease Agreements and Appraisal Report
Tenant Lease Maturity Date 4	Underwritten Rent Roll and Lease Agreements
Tenant Name 5	Underwritten Rent Roll and Lease Agreements
SF5	Underwritten Rent Roll, Lease Agreements and Appraisal Report
Tenant Lease Maturity Date 5	Underwritten Rent Roll and Lease Agreements

Underwriting Information: (see Note 4)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
TTM NOI (T12 Ending 3/31/2017)	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Initial Insurance Escrow	Settlement Statement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
TI/LC Initial Deposit Amount	Settlement Statement and Loan Agreement
TI/LC Monthly Deposit Amount	Loan Agreement
TI/LC Reserves Cap	Loan Agreement
Outstanding Rollover/Free Rent Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Outstanding Rollover/Free Rent Monthly Deposit Amount	Loan Agreement
Outstanding Rollover/Free Rent Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (see Note 5)

Characteristic	Source Document(s)

Borrower Entity	Promissory Notes and Loan Agreement
Origination Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Original Balance	Loan Agreement
Original Mezzanine Loan A Balance	Mezzanine A Loan Agreement
Original Mezzanine Loan B Balance	Mezzanine B Loan Agreement
Original Mezzanine Loan C Balance	Mezzanine C Loan Agreement
Maturity Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Payment Grace Period (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Amortization Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Interest Rate	Loan Agreement
Mezzanine Loan A Interest Rate	Mezzanine A Loan Agreement
Mezzanine Loan B Interest Rate	Mezzanine B Loan Agreement
Mezzanine Loan C Interest Rate	Mezzanine C Loan Agreement
Accrual Basis (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Interest Accrual Period Start (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Interest Accrual Period End (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
String (see Note 7)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 8)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 9)	Loan Agreement and Cash Management Agreement
Springing Conditions	Loan Agreement and Cash Management Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
IC Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Guarantor	Guaranty Agreement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s “Remeasured Net Rentable Area,” as shown in the applicable Source Document.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

5.	For each “Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Original Balance,
b.	Original Mezzanine Loan A Balance,
c.	Original Mezzanine Loan B Balance,
d.	Original Mezzanine Loan C Balance,
e.	Mezzanine Loan A Interest Rate,
f.	Mezzanine Loan B Interest Rate and
g.	Mezzanine Loan C Interest Rate

characteristics, which are only related to the Mortgage Loan and Mezzanine Loans, as applicable, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for the Mortgage Loan, Trust Loan and Companion Loans, as applicable.

6.	For the purpose of comparing the:
a.	Origination Date,
b.	Maturity Date,
c.	Payment Grace Period,
d.	Amortization Type,
e.	Accrual Basis,
f.	Interest Accrual Period Start and
g.	Interest Accrual Period End

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

8.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account, with the funding of all required escrow and reserve accounts (including debt service) derived directly from such lockbox account.

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if prior to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to the Borrower who is responsible for remitting monthly debt service payments and for funding escrows, and subsequent to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents require all funds in the lockbox account to no longer be transferred to the Borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Monthly Tax Escrow
Monthly Insurance Escrow
First Payment Date
Sponsor
Loan Purpose
Pari Passu Note Control (Y/N)
Balance of Trust Loan
Balance of Companion Loan
ARD Year
Seismic Insurance
Seismic PML %
Ground Lease
Ground Lease Maturity Date
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.